Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 16 – SEGMENT INFORMATION

The Group has determined that it operates in two operating and reportable business segments: DataLogiq and GoLogiq (including CreateApp (formerly known as AppLogiq). The Company determined its reportable segments based on operating and financial reports regularly reviewed by the Company’s Chief Operating Decision Maker (“CODM”), which is the Company’s Chief Executive Officer (“CEO”).

The DataLogiq reportable segment is comprised of the subsidiaries’ accounts of Logiq, Inc. (a Nevada Corporation), Fixel AI, Inc. and Rebel AI Inc.

The GoLogiq (fka Lovarra) reportable segment is comprised of the reportable segment of the CreateApp (formerly known as AppLogiq), which was held by the Company’s majority owned subsidiary, GoLogiq LLC, as of June 30, 2022.

The Logiq reportable segment is not a business segment but comprise Corporate activities.

The following table presents the segment information for the three months and six months ended June 30, 2022 and 2021:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Logiq (Delaware)
Segment operating income	$-	$2,843,685	$-	$5,284,813
Other corporate expenses, net	1,764,522	6,504,374	1,507,992	11,774,679
Total operating (loss) income	(1,764,522)	(3,660,689)	(1,507,992)	(6,489,866)

GoLogiq (fka Lovarra) incl CreateApp
Segment operating income	$1,633,375	$-	$4,942,392	$-
Other corporate expenses, net	2,280,192	-	6,979,832	-
Total operating (loss)	(646,817)	-	(2,037,440)	-

Logiq (Nevada) incl DATALogiq
Segment operating income	$3,316,601	$5,460,302	$8,112,968	$11,099,486
Other corporate expenses, net	7,366,103	6,775,248	15,008,901	13,667,004
Total operating (loss)	(4,049,502)	(1,314,946)	(6,895,933)	(2,567,518)

Consolidated
Segment operating income	$4,949,976	$8,303,987	$13,055,360	$16,384,299
Other corporate expenses, net	11,410,817	13,279,622	23,496,725	25,441,683
Total operating (loss)	(6,460,841)	(4,975,635)	(10,441,365)	(9,057,384)

Significant Customers

No revenues from any single customer exceeded 10% of total net revenues for the three months and six months ended June 30, 2022 and 2021.

NOTE 18 – SEGMENT INFORMATION

The Group has determined that it operates in two operating and reportable business segments: AppLogiq and DataLogiq. The Company determined its reportable segments based on operating and financial reports regularly reviewed by the Company’s Chief Operating Decision Maker (“CODM”), which is the Company’s Chief Executive Officer (“CEO”).

The AppLogiq reportable segment is comprised of the accounts of CreateApp and Corporate activities.

The DataLogiq reportable segment is comprised of the subsidiaries of Logiq, Inc. (a Nevada corporation), Fixel AI, Inc. and Rebel AI Inc.

The following table presents the segment information for the years ended December 31, 2021 and 2020:

	For the three months ended December 31,		For the twelve months ended December 31,
	2021	2020	2021	2020
Logiq (Delaware) incl APPLogiq
Segment operating income	$6,206,027	$2,112,988	$14,340,379	$22,758,572
Other corporate expenses, net	8,486,664	7,951,920	26,075,798	32,772,548
Total operating income	(2,280,637)	(5,838,932)	(11,735,419)	(10,013,976)

Logiq (Nevada) incl DATALogiq
Segment operating income	$6,930,284	$4,470,646	$23,006,480	$15,151,821
Other corporate expenses, net	9,945,640	5,774,197	31,397,848	19,647,514
Total operating income	(3,015,356)	(1,303,551)	(8,391,368)	(4,495,693)

Consolidated
Segment operating income	$13,136,311	$6,583,634	$37,346,859	$37,910,393
Other corporate expenses, net	18,432,304	13,726,117	57,473,646	52,420,062
Total operating income	(5,295,993)	(7,142,483)	(20,126,787)	(14,509,669)

Significant Customers

No revenues from any single customer exceeded 10% of total net revenues in 2021 and 2020.